CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Mar. 31, 2023	Jun. 30, 2022
Current Assets:
Cash and cash equivalents	$ 612,095	$ 605,749
Accounts receivable, net of allowance for doubtful accounts of $74,593 at March 31, 2023 and $44,135 at June 30, 2022	4,389,907	2,663,872
Inventories	2,959,732	3,079,938
Prepaid expenses	307,663	213,448
Total current assets	8,269,397	6,563,007
Fixed Assets:
Machinery and equipment	3,225,483	3,215,412
Leasehold improvements	794,894	786,112
Furniture and fixtures	233,547	219,999
Total fixed assets	4,253,924	4,221,523
Less—Accumulated depreciation and amortization	3,809,303	3,651,843
Net fixed assets	444,621	569,680
Operating lease right-to-use asset	399,007	517,725
Patents, net	249,408	229,398
Goodwill	8,824,210	8,824,210
TOTAL ASSETS	18,186,643	16,704,020
Current Liabilities:
Current portion of financing lease obligation	42,397	40,705
Current maturities of long-term debt	371,429	367,714
Current portion of acquisition earn out liabilities	571,838	166,667
Accounts payable	2,649,248	2,239,175
Contract liabilities	1,387,806	905,113
Accrued compensation and other	1,305,678	716,702
Operating lease liability	166,316	150,565
Total current liabilities	6,494,712	4,586,641
Financing lease obligation, net of current portion	79,701	111,691
Long-term debt, net of current maturities and debt issuance costs	1,681,642	1,961,141
Acquisition earn out liability, net of current portion	0	705,892
Operating lease liability, net of current portion	232,691	367,160
Stockholders’ Equity:
Common stock, $0.01 par value: 50,000,000 shares authorized; issued and outstanding – 5,640,995 shares at March 31, 2023 and 5,638,302 June 30, 2022	56,410	56,383
Additional paid-in capital	57,784,369	57,009,506
Accumulated deficit	(48,142,882)	(48,094,394)
Total stockholders’ equity	9,697,897	8,971,495
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 18,186,643	$ 16,704,020